Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

At December 31, 2018 and 2017 deferred tax assets consist of the following:

	December 31, 2018	December 31, 2017
Federal loss carry forwards	$922,850	$963,833
Less: valuation allowance	(922,850)	(963,833)
	$-	$-